Liabilities assumed from time charters attached	12 Months Ended
Dec. 31, 2024
Liabilities Assumed From Time Charters Attached
Liabilities assumed from time charters attached

15. Liabilities assumed from time charters attached

Upon acquisition of the four aframax tankers, DF Montmartre, Alpes, DF Mystras, Aspen, and the suezmax tanker Popi Sazaklis (Note 4), with time charter agreements attached, the Company recognized a liability of $46,927 (Level 2), being the present value of the difference between the existing charter rates and the market rates on the acquisition date of each vessel, included in liabilities assumed from time charters attached in the accompanying consolidated balance sheets as of December 31, 2024. For the year ended December 31, 2024, the amortization of liabilities assumed from time charters attached amounted to $15,792, compared to $nil for the prior year. The amortization of liabilities assumed from time charters attached is included in voyage revenues in the accompanying consolidated statements of comprehensive income.

The unamortized balance of the liability as of December 31, 2024, is expected to be amortized over the weighted average period of 1.7 years as follows:

Period/ Year	Amount
2025	18,813
2026	8,047
2027	4,275
Liabilities assumed from time charters attached	$31,135